UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M Fund, Inc.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

Bridget McNamara-Fenesy, President, M Fund, Inc. M Financial Plaza, 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to: Cynthia Beyea Eversheds Sutherland LLP 700 Sixth Street, N.W. Washington, D.C. 20001-3980

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31

Date of reporting period:	06/30/2018

Item 1. Reports to Stockholders.

The semi-annual report for the period January 1, 2018 through June 30, 2018 is filed herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

Semi-Annual Report
June 30, 2018
(Unaudited)

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Shares		Value (Note 1)
	COMMON STOCKS—95.1%
	Austria—0.5%
22,043	BAWAG Group AG#	$1,029,673
	Belgium—2.1%
43,881	Anheuser-Busch InBev SA/NV	4,432,626
	Bermuda—0.1%
3,055	Liberty Latin America, Ltd., Class A*	58,412
3,614	Liberty Latin America, Ltd., Class C*	70,039
		128,451
	Brazil—0.2%
44,200	Ambev SA	205,049
44,102	Ambev SA, ADR	204,192
		409,241
	China—2.9%
33,610	Alibaba Group Holding, Ltd., SP ADR*	6,235,663
	Colombia—6.3%
65,838	Bancolombia SA, SP ADR	3,145,739
456,995	Cementos Argos SA	1,527,968
514,681	Grupo Argos SA/Colombia	3,487,339
127,459	Grupo Aval Acciones y Valores SA ADR	1,056,635
316,775	Grupo de Inversiones Suramericana SA	4,063,643
		13,281,324
	Denmark—1.4%
62,781	Novo Nordisk A/S	2,912,746
	France—13.5%
101,313	AXA SA	2,486,355
27,065	Cie Generale d'Optique Essilor International SA	3,821,227
27,161	Cie Generale des Etablissements Michelin	3,308,252
25,575	JCDecaux SA	855,974
13,463	L'Oreal SA	3,325,222
24,613	Pernod-Ricard SA†	4,021,154
45,731	Schneider Electric SA	3,814,161
284,069	Vivendi SA	6,966,451
		28,598,796
Shares		Value (Note 1)
	Germany—9.6%
10,760	Allianz SE, Registered	$2,224,350
49,071	Bayer AG	5,406,738
16,567	Deutsche Boerse AG	2,208,453
35,741	Fresenius SE & Co. KGaA	2,871,598
16,198	Linde AG	3,866,435
31,787	SAP AG	3,673,109
		20,250,683
	Israel—1.9%
170,076	Teva Pharmaceutical Industries, Ltd., SP ADR	4,136,248
	Italy—1.5%
3,577,448	Telecom Italia SpA*	2,662,894
885,469	Telecom Italia SpA-RSP	578,655
		3,241,549
	Japan—12.8%
33,400	Dentsu, Inc.†	1,583,796
27,300	FANUC Corp.	5,425,972
63,600	Hoya Corp.	3,618,448
64,505	Japan Tobacco, Inc.	1,803,215
33,800	Nabtesco Corp.	1,041,033
98,700	Olympus Corp.	3,699,634
13,800	Sapporo Holdings, Ltd.	346,013
6,200	SMC Corp.	2,275,265
58,200	Sony Corp.	2,977,418
94,000	Tokio Marine Holdings, Inc.	4,408,996
		27,179,790
	Jersey—1.6%
60,056	Shire Plc	3,380,394
	Mexico—1.3%
1,164,600	Fibra Uno Administracion SA de CV, REIT#	1,697,621
53,690	Grupo Televisa SAB, ADR	1,017,425
		2,715,046
	Netherlands—3.9%
22,901	ASML Holding NV	4,538,421
36,397	Heineken NV	3,656,230
		8,194,651
	Norway—0.7%
58,157	Equinor ASA	1,545,264

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

Shares		Value (Note 1)
	Spain—1.4%
413,863	Banco Bilbao Vizcaya Argentaria SA	$2,935,620
	Sweden—3.0%
119,253	Atlas Copco AB	3,472,374
119,253	Epiroc AB*	1,251,412
41,383	Investor AB	1,685,953
		6,409,739
	Switzerland—5.4%
41,869	Cie Financiere Richemont SA, Registered	3,556,518
37,948	Holcim, Ltd., Registered*	1,853,907
49,583	Novartis AG, Registered	3,769,169
41,829	Transocean, Ltd.†,*	562,182
107,785	UBS Group AG*	1,667,985
		11,409,761
	United Kingdom—12.7%
598,849	BP Plc	4,570,486
102,673	British American Tobacco Plc	5,189,755
351,776	ConvaTec Group Plc#	986,081
Shares		Value (Note 1)
	United Kingdom (Continued)
101,521	Diageo Plc	$3,647,001
28,344	Liberty Global Plc, Class A*	780,594
25,473	Liberty Global Plc, Series C*	677,836
61,322	Reckitt Benckiser Group Plc	5,049,206
360,560	Rolls-Royce Holdings Plc*	4,702,342
27,977,266	Rolls-Royce Holdings Plc—entitl*	36,923
48,666	Weir Group Plc (The)	1,284,539
		26,924,763
	United States—12.3%
152,124	Las Vegas Sands Corp.	11,616,189
127,650	Schlumberger, Ltd.	8,556,379
35,361	Wynn Resorts, Ltd.	5,917,310
		26,089,878
	TOTAL COMMON STOCKS (Cost $172,665,501)	201,441,906
		Expiration Date
	WARRANT—0.0%
	Malaysia—0.0%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,264)	12/18/2018	32,720
	PREFERRED STOCKS—0.3%
	Colombia—0.3%
64,545	Grupo Argos SA/Colombia, 1.86%		391,976
22,077	Grupo de Inversiones Suramericana SA, 1.47%		269,198
	TOTAL PREFERRED STOCKS (Cost $664,269)		661,174

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—7.0%
$9,034,674	State Street Bank and Trust Co. (Euro Time Deposit)	0.280%	07/02/2018	$9,034,674
Shares
5,762,374	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	1.940%		5,762,374
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,797,048)			14,797,048
	TOTAL INVESTMENTS, AT VALUE—102.4% (Cost $188,228,082)			216,932,848
	Liabilities in Excess of Other Assets—(2.4)%			(5,114,915)
	NET ASSETS—100.0%			$211,817,933

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

Entitl—Entitled

REIT—Real Estate Investment Trust

RSP—Retirement Savings Plan

SP ADR—Sponsored American Depositary Receipt

#  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

At June 30, 2018, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Hotels, Restaurants & Leisure	8.3%
Beverages	7.8%
Pharmaceuticals	7.7%
Machinery	7.0%
Health Care Equipment and Supplies	5.7%
Media	5.7%
Energy Equipment and Services	4.3%
Insurance	4.3%
Banks	3.4%
Construction Materials	3.4%
Diversified Financial Services	3.3%
Tobacco	3.3%
Internet Software and Services	2.9%
Oil, Gas and Consumable Fuels	2.9%
Household Products	2.4%
Aerospace & Defense	2.2%
Semiconductors and Semiconductor Equipment	2.1%
Capital Markets	1.8%
Chemicals	1.8%
Electrical Equipment	1.8%
Software	1.7%
Textiles, Apparel and Luxury Goods	1.7%
Auto Components	1.6%
Biotechnology	1.6%
Personal Products	1.6%
Diversified Telecommunication Services	1.5%
Health Care Providers and Services	1.4%
Household Durables	1.4%
Equity Real Estate Investment Trusts (REITs)	0.8%
Short-Term Investments	7.0%
Total	102.4%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Shares		Value (Note 1)
	COMMON STOCKS—99.2%
	Aerospace & Defense—0.6%
6,300	Raytheon Co.	$1,217,034
	Banks—3.0%
103,300	Toronto-Dominion Bank (The)	5,976,938
	Beverages—3.9%
134,400	Monster Beverage Corp.*	7,701,120
	Biotechnology—1.6%
9,350	Regeneron Pharmaceuticals, Inc.*	3,225,657
	Capital Markets—9.0%
8,500	BlackRock, Inc.	4,241,840
172,700	Charles Schwab Corp. (The)	8,824,970
28,250	MSCI, Inc., Class A	4,673,397
		17,740,207
	Electronic Equipment, Instruments & Components—1.6%
14,300	IPG Photonics Corp.*	3,155,009
	Health Care Equipment and Supplies—6.8%
111,550	Abbott Laboratories	6,803,434
28,000	Becton, Dickinson & Co.	6,707,680
		13,511,114
	Hotels, Restaurants & Leisure—5.1%
96,250	Norwegian Cruise Line Holdings, Ltd.*	4,547,813
54,200	Royal Caribbean Cruises, Ltd.	5,615,120
		10,162,933
	Internet and Catalog Retail—4.4%
4,320	Booking Holdings, Inc.*	8,757,029
	Internet Software and Services—27.8%
81,400	Alibaba Group Holding, Ltd., SP ADR*	15,102,142
10,800	Alphabet, Inc., Class A*	12,195,252
79,900	Facebook, Inc., Class A*	15,526,167
244,600	Tencent Holdings, Ltd., ADR	12,291,150
		55,114,711
Shares		Value (Note 1)
	IT Services—9.0%
61,000	PayPal Holdings, Inc.*	$5,079,470
96,000	Visa, Inc., Class A	12,715,200
		17,794,670
	Life Sciences Tools and Services—3.1%
30,050	Thermo Fisher Scientific, Inc.	6,224,557
	Media—1.4%
393,500	Sirius XM Holdings, Inc.†	2,663,995
	Pharmaceuticals—4.6%
106,800	Zoetis, Inc.	9,098,292
	Road and Rail—1.9%
20,700	Canadian Pacific Railway, Ltd.	3,788,514
	Software—15.4%
53,150	Adobe Systems, Inc.*	12,958,501
23,800	Electronic Arts, Inc.*	3,356,276
21,500	Intuit, Inc.	4,392,558
99,264	Microsoft Corp.	9,788,423
		30,495,758
	TOTAL COMMON STOCKS (Cost $126,539,790)	196,627,538

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—1.9%
$1,495,413	State Street Bank and Trust Co. (Euro Time Deposit)	0.280%	07/02/2018	$1,495,413
Shares
2,341,325	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	1.940%		2,341,325
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,836,737)			3,836,738
	TOTAL INVESTMENTS, AT VALUE—101.1% (Cost $130,376,527)			200,464,276
	Liabilities in Excess of Other Assets—(1.1)%			(2,236,527)
	NET ASSETS—100.0%			$198,227,749

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

At June 30, 2018, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	53.8%
Health Care	16.1%
Financials	12.0%
Consumer Discretionary	10.9%
Consumer Staples	3.9%
Industrials	2.5%
Short-Term Investments	1.9%
Total	101.1%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Shares		Value (Note 1)
	COMMON STOCKS—99.4%
	Aerospace & Defense—0.1%
7,558	Astronics Corp.*	$271,861
	Airlines—5.6%
23,555	American Airlines Group, Inc.	894,148
229,539	Controladora Vuela Cia de Aviacion SAB de CV, ADR†,*	1,166,058
10,832	Hawaiian Holdings, Inc.	389,410
68,070	JetBlue Airways Corp.*	1,291,969
105,350	United Continental Holdings, Inc.*	7,346,055
		11,087,640
	Auto Components—0.6%
27,268	Dana Holding Corp.	550,541
37,164	Modine Manufacturing Co.*	678,243
		1,228,784
	Banks—3.5%
137,498	First BanCorp/Puerto Rico*	1,051,860
46,297	First Horizon National Corp.	825,938
5,989	IBERIABANK Corp.	453,966
36,996	Popular, Inc.	1,672,589
13,101	Signature Bank/New York NY*	1,675,356
19,534	Webster Financial Corp.	1,244,316
		6,924,025
	Biotechnology—1.6%
1,349	Alkermes Plc*	55,525
46,979	Myriad Genetics, Inc.*	1,755,605
28,624	Sangamo BioSciences, Inc.*	406,461
21,261	TESARO, Inc.†,*	945,477
		3,163,068
	Building Products—1.3%
33,522	Caesarstone Sdot-Yam, Ltd.†	506,182
33,764	Trex Co., Inc.*	2,113,289
		2,619,471
	Capital Markets—2.9%
37,600	Artisan Partners Asset Management, Inc.	1,133,640
11,345	E*TRADE Financial Corp.*	693,860
39,253	Greenhill & Co., Inc.†	1,114,785
23,773	LPL Financial Holdings, Inc.	1,558,083
13,908	Raymond James Financial, Inc.	1,242,680
		5,743,048
Shares		Value (Note 1)
	Chemicals—5.1%
12,892	Albemarle Corp.	$1,216,102
28,925	FMC Corp.	2,580,399
9,101	Innophos Holdings, Inc.	433,208
64,087	Kraton Performance Polymers, Inc.*	2,956,974
97,700	Platform Specialty Products Corp.*	1,133,320
88,139	Tronox, Ltd., Class A	1,734,576
		10,054,579
	Commercial Services & Supplies—1.2%
63,399	Aqua Metals, Inc.†,*	182,589
77,849	Covanta Holding Corp.	1,284,508
36,245	Interface, Inc.	831,823
		2,298,920
	Communications Equipment—0.9%
28,908	Acacia Communications, Inc.†,*	1,006,287
81,987	Infinera Corp.*	814,131
		1,820,418
	Construction and Engineering—4.4%
18,922	Granite Construction, Inc.	1,053,199
70,008	KBR, Inc.	1,254,543
60,588	MasTec, Inc.*	3,074,841
184,214	Tutor Perini Corp.*	3,398,748
		8,781,331
	Construction Materials—2.2%
16,664	Eagle Materials, Inc.	1,749,220
139,558	Forterra, Inc.*	1,357,899
5,482	Martin Marietta Materials, Inc.	1,224,295
		4,331,414
	Consumer Finance—0.8%
11,284	Green Dot Corp., Class A*	828,133
22,510	PRA Group, Inc.*	867,760
		1,695,893
	Containers and Packaging—1.8%
53,816	Berry Global Group, Inc.*	2,472,307
74,228	Graphic Packaging Holding Co.	1,077,048
		3,549,355

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

Shares		Value (Note 1)
	Diversified Consumer Services—1.0%
121,933	Career Education Corp.*	$1,971,657
	Diversified Financial Services—0.6%
51,593	Jefferies Financial Group, Inc.	1,173,225
	Diversified Telecommunication Services—1.6%
60,439	Cogent Communications Group, Inc.	3,227,443
	Electrical Equipment—0.4%
15,816	Encore Wire Corp.	750,469
5,995	LSI Industries, Inc.	32,014
		782,483
	Electronic Equipment, Instruments & Components—5.1%
31,274	Belden, Inc.	1,911,467
6,810	Control4 Corp.*	165,551
16,642	Fabrinet*	613,923
109,780	Flextronics International, Ltd.*	1,548,996
29,220	Itron, Inc.*	1,754,661
64,512	Jabil, Inc.	1,784,402
20,706	Rogers Corp.*	2,307,891
		10,086,891
	Energy Equipment and Services—0.8%
9,622	Dril-Quip, Inc.*	494,571
22,712	Ensco Plc, Class A	164,889
36,679	Noble Corp. Plc*	232,178
15,573	TechnipFMC Plc	494,287
16,502	Transocean, Ltd.*	221,787
		1,607,712
	Equity Real Estate Investment Trusts (REITs)—0.4%
26,206	Corporate Office Properties Trust, REIT	759,712
	Food Products—0.2%
22,880	Darling Ingredients, Inc.*	454,854
Shares		Value (Note 1)
	Health Care Equipment and Supplies—9.6%
47,539	Cardiovascular Systems, Inc.*	$1,537,411
13,932	Cooper Cos., Inc. (The)	3,280,289
25,454	Dexcom, Inc.*	2,417,621
15,472	Edwards Lifesciences Corp.*	2,252,259
58,609	Insulet Corp.*	5,022,791
4,552	Neuronetics, Inc.*	121,129
9,552	STERIS Plc	1,003,056
161,132	Tandem Diabetes Care, Inc.*	3,548,127
		19,182,683
	Health Care Providers and Services—2.2%
57,423	Acadia Healthcare Co., Inc.*	2,349,175
81,144	Diplomat Pharmacy, Inc.*	2,074,041
		4,423,216
	Hotels, Restaurants & Leisure—0.7%
29,832	Planet Fitness, Inc., Class A*	1,310,818
	Household Durables—0.7%
3,477	Century Communities, Inc.*	109,699
38,754	Universal Electronics, Inc.*	1,280,820
		1,390,519
	Insurance—2.0%
31,317	Aspen Insurance Holdings, Ltd.	1,274,602
6,973	Everest Re Group, Ltd.	1,607,137
15,640	W. R. Berkley Corp.	1,132,492
		4,014,231
	Internet and Catalog Retail—0.2%
12,004	Nutrisystem, Inc.	462,154
	Internet Software and Services—3.4%
10,829	2u, Inc.*	904,871
16,838	Akamai Technologies, Inc.*	1,233,047
48,699	Benefitfocus, Inc.†,*	1,636,286
187,346	Brightcove, Inc.*	1,807,889
14,469	Cardlytics, Inc.†,*	314,845
166,211	Gogo, Inc.†,*	807,786
		6,704,724

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

Shares		Value (Note 1)
	IT Services—2.0%
6,800	Alliance Data Systems Corp.	$1,585,760
12,041	Euronet Worldwide, Inc.*	1,008,675
480	Evo Payments, Inc., Class A*	9,878
12,031	Global Payments, Inc.	1,341,336
		3,945,649
	Leisure Equipment and Products—0.7%
96,640	Vista Outdoor, Inc.*	1,496,954
	Life Sciences Tools and Services—0.8%
87,622	Pacific Biosciences of California, Inc.†,*	311,058
34,740	QIAGEN NV*	1,256,199
		1,567,257
	Machinery—1.1%
76,753	Meritor, Inc.*	1,578,809
4,934	WABCO Holdings, Inc.*	577,377
		2,156,186
	Marine—0.6%
13,823	Kirby Corp.*	1,155,603
	Media—1.0%
332,035	Global Eagle Entertainment, Inc.†,*	836,728
48,572	Lions Gate Entertainment Corp., Class B	1,139,499
		1,976,227
	Metals and Mining—5.6%
28,589	Agnico-Eagle Mines, Ltd.	1,310,234
167,009	Allegheny Technologies, Inc.*	4,195,266
9,071	Carpenter Technology Corp.	476,862
129,888	Coeur Mining, Inc.*	987,149
259,584	Ferroglobe Plc	2,224,635
265,265	Ferroglobe Plc Beneficial Interest Unit	—
394,564	Tahoe Resources, Inc.	1,941,255
		11,135,401
	Oil, Gas and Consumable Fuels—4.5%
92,402	Carrizo Oil & Gas, Inc.*	2,573,396
98,400	Centennial Resource Development Inc., Class A*	1,777,104
Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels (Continued)
46,320	Euronav NV	$426,144
82,141	GasLog, Ltd.	1,568,893
19,104	Golar LNG, Ltd.	562,804
82,598	Navigator Holdings, Ltd.†,*	1,044,865
40,396	SM Energy Co.	1,037,773
		8,990,979
	Pharmaceuticals—0.6%
37,056	Amneal Pharmaceuticals, Inc.*	608,089
11,381	Nektar Therapeutics*	555,734
		1,163,823
	Road and Rail—0.3%
14,525	Knight-Swift Transportation Holdings, Inc.	555,000
	Semiconductors and Semiconductor Equipment—13.2%
7,495	Cavium, Inc.*	648,318
36,461	Cree, Inc.*	1,515,684
84,276	Cypress Semiconductor Corp.	1,313,020
28,174	Inphi Corp.†,*	918,754
50,052	Integrated Device Technology, Inc.*	1,595,658
95,252	MACOM Technology Solutions Holdings, Inc.†,*	2,194,606
27,928	Maxim Integrated Products, Inc.	1,638,256
27,075	Monolithic Power Systems, Inc.	3,619,115
46,899	ON Semiconductor Corp.*	1,042,799
45,291	Qorvo, Inc.*	3,630,979
369,940	QuickLogic Corp.†,*	425,431
41,952	Semtech Corp.*	1,973,842
8,164	Silicon Laboratories, Inc.*	813,134
21,270	Skyworks Solutions, Inc.	2,055,746
17,280	Universal Display Corp.†	1,486,080
90,063	Veeco Instruments, Inc.*	1,283,398
		26,154,820
	Software—3.0%
15,112	Ellie Mae, Inc.*	1,569,230
106,910	Nuance Communications, Inc.*	1,484,445
214,446	TiVo Corp.	2,884,299
		5,937,974

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

Shares		Value (Note 1)
	Specialty Retail—1.1%
20,237	Lumber Liquidators Holdings, Inc.†,*	$492,771
67,977	Tailored Brands, Inc.	1,734,773
		2,227,544
	Trading Companies and Distributors—3.1%
31,047	Beacon Roofing Supply, Inc.*	1,323,223
66,946	BMC Stock Holdings, Inc.*	1,395,824
26,392	DXP Enterprises, Inc.*	1,008,175
41,915	MRC Global, Inc.*	908,298
8,682	Watsco, Inc.	1,547,827
		6,183,347
Shares		Value (Note 1)
	Transportation Infrastructure—0.9%
43,605	Macquarie Infrastructure Corp.	$1,840,131
	TOTAL COMMON STOCKS (Cost $127,384,672)	197,609,024
Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—5.8%
$1,544,415	State Street Bank and Trust Co. (Euro Time Deposit)	0.280%	07/02/2018	1,544,415
Shares
9,909,084	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	1.940%		9,909,084
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,453,499)			11,453,499
	TOTAL INVESTMENTS, AT VALUE—105.2% (Cost $138,838,171)			209,062,523
	Liabilities in Excess of Other Assets—(5.2)%			(10,387,391)
	NET ASSETS—100.0%			$198,675,132

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

At June 30, 2018, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	27.6%
Industrials	19.0%
Health Care	14.8%
Materials	14.6%
Financials	9.8%
Consumer Discretionary	6.1%
Energy	5.3%
Telecommunication Services	1.6%
Real Estate	0.4%
Consumer Staples	0.2%
Short-Term Investments	5.8%
Total	105.2%

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Shares		Value (Note 1)
	COMMON STOCKS—98.5%
	Aerospace & Defense—1.4%
2,552	Huntington Ingalls Industries, Inc.	$553,248
1,606	Moog, Inc., Class A	125,204
7,017	Spirit AeroSystems Holdings, Inc., Class A	602,830
		1,281,282
	Airlines—0.6%
32,405	JetBlue Airways Corp.*	615,047
	Auto Components—2.2%
27,412	Dana Holding Corp.	553,448
3,202	Lear Corp.	594,964
8,650	Magna International, Inc.	502,825
9,448	Tenneco, Inc.	415,334
		2,066,571
	Automobiles—1.3%
16,056	Fiat Chrysler Automobiles NV	303,298
23,172	General Motors Co.	912,977
		1,216,275
	Banks—9.2%
111,090	Bank of America Corp.	3,131,627
21,354	Citigroup, Inc.	1,429,010
29,466	Citizens Financial Group, Inc.	1,146,227
12,504	JPMorgan Chase & Co.	1,302,917
12,153	Popular, Inc.	549,437
18,889	Synovus Financial Corp.	997,906
6,308	TCF Financial Corp.	155,303
		8,712,427
	Beverages—1.6%
786	Boston Beer Co., Inc. (The)*	235,564
11,543	PepsiCo, Inc.	1,256,687
		1,492,251
	Biotechnology—0.7%
13,865	Exelixis, Inc.*	298,375
1,541	Ligand Pharmaceuticals, Inc.*	319,249
		617,624
	Capital Markets—4.1%
4,656	Ameriprise Financial, Inc.	651,281
2,539	Evercore Partners, Inc., Class A	267,738
13,457	Lazard, Ltd., Class A	658,182
7,202	LPL Financial Holdings, Inc.	472,019
Shares		Value (Note 1)
	Capital Markets (Continued)
27,794	Morgan Stanley	$1,317,436
2,615	S&P Global, Inc.	533,172
		3,899,828
	Chemicals—2.0%
6,007	Cabot Corp.	371,052
9,166	LyondellBasell Industries NV, Class A	1,006,885
6,761	Trinseo SA	479,693
		1,857,630
	Communications Equipment—0.4%
2,304	F5 Networks, Inc.*	397,325
	Construction and Engineering—0.6%
7,854	EMCOR Group, Inc.	598,318
	Consumer Finance—2.5%
43,649	Ally Financial, Inc.	1,146,659
1,916	Capital One Financial Corp.	176,080
1,227	Discover Financial Services	86,393
3,197	FirstCash, Inc.	287,251
29,079	Navient Corp.	378,899
9,319	OneMain Holdings, Inc.*	310,230
		2,385,512
	Diversified Financial Services—0.6%
12,158	Voya Financial, Inc.	571,426
	Diversified Telecommunication Services—2.8%
52,681	Verizon Communications, Inc.	2,650,381
	Electric Utilities—2.9%
11,044	American Electric Power Co., Inc.	764,797
9,111	Entergy Corp.	736,078
6,943	Exelon Corp.	295,772
915	Pinnacle West Capital Corp.	73,712
20,507	Portland General Electric Co.	876,879
		2,747,238
	Electronic Equipment, Instruments & Components—1.1%
17,526	Jabil, Inc.	484,769
23,355	Vishay Intertechnology, Inc.	541,836
		1,026,605

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

Shares		Value (Note 1)
	Equity Real Estate Investment Trusts (REITs)—1.6%
22,341	Apple Hospitality REIT, Inc., REIT	$399,457
11,314	Hospitality Properties Trust, REIT	323,694
15,134	Park Hotels & Resorts, Inc., REIT	463,554
3,779	Ryman Hospitality Properties, Inc., REIT	314,224
		1,500,929
	Food and Staples Retailing—2.2%
17,371	Performance Food Group Co.*	637,515
22,895	US Foods Holding Corp.*	865,889
7,278	Wal-Mart Stores, Inc.	623,361
		2,126,765
	Food Products—1.8%
2,134	Darling Ingredients, Inc.*	42,424
8,181	Ingredion, Inc.	905,637
11,649	Lamb Weston Holdings, Inc.	798,073
		1,746,134
	Gas Utilities—0.7%
7,807	Southwest Gas Holdings, Inc.	595,440
1,756	UGI Corp.	91,435
		686,875
	Health Care Equipment and Supplies—1.5%
18,929	Baxter International, Inc.	1,397,717
	Health Care Providers and Services—2.3%
2,401	Humana, Inc.	714,610
4,614	McKesson Corp.	615,508
3,601	WellCare Health Plans, Inc.*	886,710
		2,216,828
	Hotels, Restaurants & Leisure—0.4%
10,059	Hilton Grand Vacations, Inc.*	349,047
	Household Durables—0.9%
30,327	Pulte Homes, Inc.	871,901
	Independent Power and Renewable Electricity Producers—0.7%
50,481	AES Corp./VA	676,950
	Insurance—6.4%
14,940	Allstate Corp. (The)	1,363,574
28,317	CNO Financial Group, Inc.	539,156
Shares		Value (Note 1)
	Insurance (Continued)
13,778	Lincoln National Corp.	$857,680
15,097	Old Republic International Corp.	300,581
15,194	Prudential Financial, Inc.	1,420,791
7,670	Reinsurance Group of America, Inc.	1,023,792
16,458	Unum Group	608,781
		6,114,355
	Internet Software and Services—1.1%
7,796	VeriSign, Inc.*	1,071,326
	Life Sciences Tools and Services—0.4%
13,034	Bruker Corp.	378,507
	Machinery—0.2%
2,022	Oshkosh Corp.	142,187
	Media—1.0%
5,347	John Wiley & Sons, Inc., Class A	333,653
40,632	News Corp., Class A	629,796
		963,449
	Metals and Mining—1.8%
7,245	Alcoa Corp.*	339,645
4,515	Reliance Steel & Aluminum Co.	395,243
21,167	Steel Dynamics, Inc.	972,624
		1,707,512
	Multi-Utilities—0.3%
5,208	Public Service Enterprise Group, Inc.	281,961
	Oil, Gas and Consumable Fuels—11.6%
8,297	Chevron Corp.	1,048,990
20,359	ConocoPhillips	1,417,394
6,743	Energen Corp.*	491,025
35,586	Exxon Mobil Corp.	2,944,030
6,406	HollyFrontier Corp.	438,363
23,386	Marathon Oil Corp.	487,832
10,821	Marathon Petroleum Corp.	759,201
2,652	Occidental Petroleum Corp.	221,919
9,898	PBF Energy, Inc., Class A	415,023
8,446	Phillips 66	948,570
71,933	Southwestern Energy Co.*	381,245
13,452	Valero Energy Corp.	1,490,885
		11,044,477

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

Shares		Value (Note 1)
	Paper and Forest Products—1.1%
7,165	Domtar Corp.	$342,057
14,156	Louisiana-Pacific Corp.	385,326
8,212	Norbord, Inc.	337,678
		1,065,061
	Personal Products—1.4%
1,550	Edgewell Personal Care Co.*	78,213
2,294	Estee Lauder Cos., Inc. (The), Class A	327,331
2,229	Herbalife, Ltd.*	119,742
9,952	Nu Skin Enterprises, Inc., Class A	778,147
		1,303,433
	Pharmaceuticals—9.6%
15,846	Bristol-Myers Squibb Co.	876,917
3,839	Eli Lilly & Co.	327,582
25,949	Johnson & Johnson	3,148,652
30,879	Merck & Co., Inc.	1,874,355
75,681	Pfizer, Inc.	2,745,707
6,704	Valeant Pharmaceuticals International, Inc.*	155,801
		9,129,014
	Professional Services—2.4%
4,169	Dun & Bradstreet Corp. (The)	511,328
5,509	Korn/Ferry International	341,172
6,345	ManpowerGroup, Inc.	546,051
13,641	Robert Half International, Inc.	888,029
		2,286,580
	Real Estate Management and Development—2.3%
26,522	CBRE Group, Inc., Class A*	1,266,160
5,617	Jones Lang LaSalle, Inc.	932,366
		2,198,526
	Road and Rail—0.7%
8,806	Ryder System, Inc.	632,799
1,713	Werner Enterprises, Inc.	64,323
		697,122
	Semiconductors and Semiconductor Equipment—0.7%
21,674	Amkor Technology, Inc.*	186,180
9,614	Micron Technology, Inc.*	504,158
		690,338
Shares		Value (Note 1)
	Software—4.8%
9,898	Aspen Technology, Inc.*	$917,941
17,752	CA, Inc.	632,859
1,685	Cadence Design Systems, Inc.*	72,977
11,411	Citrix Systems, Inc.*	1,196,329
3,861	Intuit, Inc.	788,822
2,659	Microsoft Corp.	262,204
7,869	Synopsys, Inc.*	673,350
		4,544,482
	Specialty Retail—1.5%
2,669	Aaron's, Inc.	115,968
16,719	American Eagle Outfitters, Inc.	388,717
6,116	Foot Locker, Inc.	322,007
11,252	Gap, Inc. (The)	364,452
6,189	Urban Outfitters, Inc.*	275,720
		1,466,864
	Technology Hardware, Storage & Peripherals—2.4%
27,525	Hewlett Packard Enterprise Co.	402,140
57,320	HP, Inc.	1,300,591
2,755	Seagate Technology Plc	155,575
4,853	Western Digital Corp.	375,671
		2,233,977
	Textiles, Apparel and Luxury Goods—0.8%
1,678	Deckers Outdoor Corp.*	189,430
8,912	Michael Kors Holdings, Ltd.*	593,539
		782,969
	Trading Companies and Distributors—1.3%
17,872	HD Supply Holdings, Inc.*	766,530
3,143	Triton International Ltd/Bermuda	96,364
2,390	United Rentals, Inc.*	352,812
		1,215,706
	Wireless Telecommunication Services—0.6%
19,847	Telephone & Data Systems, Inc.	544,205
	TOTAL COMMON STOCKS (Cost $83,896,574)	93,570,937

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—1.3%
$1,243,395	State Street Bank and Trust Co. (Euro Time Deposit)	0.280%	07/02/2018	$1,243,395
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,243,395)			1,243,395
	TOTAL INVESTMENTS, AT VALUE—99.8% (Cost $85,139,969)			94,814,332
	Other Assets in Excess of Liabilities—0.2%			142,782
	NET ASSETS—100.0%			$94,957,114

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*  Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

At June 30, 2018, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	22.8%
Health Care	14.5%
Energy	11.6%
Information Technology	10.5%
Consumer Discretionary	8.1%
Industrials	7.2%
Consumer Staples	7.0%
Materials	4.9%
Utilities	4.6%
Real Estate	3.9%
Telecommunication Services	3.4%
Short-Term Investments	1.3%
Total	99.8%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2018

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$216,932,848	$200,464,276	$209,062,523	$94,814,332
Cash denominated in foreign currencies***	52,185	—	—	—
Receivable from:
Dividends and interest	1,058,558	64,013	97,162	85,479
Capital stock subscriptions	33,801	24,509	31,750	26,192
Securities sold	23,264	214,666	127,225	679,607
Prepaid expenses	15,362	12,126	13,103	6,172
Total assets	218,116,018	200,779,590	209,331,763	95,611,782
Liabilities:
Payable for:
Payable upon return of securities loaned (Note 1)	5,762,374	2,341,325	9,909,084	—
Securities purchased	273,481	—	518,064	574,847
Investment Adviser, net (Note 2)	123,397	98,218	150,831	34,531
Capital stock redemptions	61,367	57,390	18,316	7,126
M Financial Group-compliance expense (Note 2)	4,435	3,954	4,265	1,963
Due to custodian	—	—	—	39
Accrued expenses and other liabilities	73,031	50,954	56,071	36,162
Total liabilities	6,298,085	2,551,841	10,656,631	654,668
Net assets	$211,817,933	$198,227,749	$198,675,132	$94,957,114
Net assets consist of:
Paid-in capital	$260,554,014	$121,700,976	$115,277,574	$79,982,775
Undistributed (distributions in excess of) net investment income	770,081	(118,024)	(152,549)	703,923
Accumulated net realized gain (loss) on investments	(78,191,874)	6,556,971	13,325,755	4,596,053
Net unrealized appreciation on investments and foreign currencies	28,685,712	70,087,826	70,224,352	9,674,363
Net assets	$211,817,933	$198,227,749	$198,675,132	$94,957,114
Shares outstanding#	15,877,313	7,242,936	6,464,957	6,967,859
Net asset value, offering price and redemption price per share	$13.34	$27.37	$30.73	$13.63
* Cost of investments	$188,228,082	$130,376,527	$138,838,171	$85,139,969
** Includes securities on loan with market values of	$5,546,491	$2,264,396	$9,557,488	$—
*** Cost of cash denominated in foreign currencies	$52,145	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2018

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Interest	$6,095	$981	$2,161	$1,167
Securities lending income	16,372	28,325	76,546	727
Dividends*	3,436,356	588,587	864,108	1,012,344
Total investment income	3,458,823	617,893	942,815	1,014,238
Expenses:
Investment advisory fee (Note 2)	813,030	580,184	917,372	217,281
Custody, fund accounting, transfer agent and administration fees	191,586	90,883	109,969	60,179
Directors' fees and expenses	23,490	19,297	20,282	9,580
Professional fees	16,571	14,422	14,559	12,853
Printing and shareholder reporting	12,007	10,520	11,117	7,075
Compliance expenses (Note 2)	9,250	7,817	8,370	3,883
Other	15,664	12,794	13,695	6,638
Total expenses	1,081,598	735,917	1,095,364	317,489
Less: Expenses waived by the Adviser (Note 2)	—	—	—	(7,243)
Net expenses	1,081,598	735,917	1,095,364	310,246
Net investment income (loss)	2,377,225	(118,024)	(152,549)	703,992
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	11,781,792	6,675,703	13,516,594	4,691,306
Foreign currency transactions	27,064	352	—	(192)
Net realized gain	11,808,856	6,676,055	13,516,594	4,691,114
Net change in unrealized appreciation (depreciation) on:
Investments	(18,072,713)	5,302,040	(10,361,308)	(6,942,709)
Foreign currency translation	(15,314)	67	—	—
Net change in unrealized appreciation (depreciation)	(18,088,027)	5,302,107	(10,361,308)	(6,942,709)
Net realized and unrealized gain (loss)	(6,279,171)	11,978,162	3,155,286	(2,251,595)
Net increase (decrease) in net assets resulting from operations	$(3,901,946)	$11,860,138	$3,002,737	$(1,547,603)
* Net of foreign taxes withheld of:	$375,786	$24,748	$6,785	$1,329

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$2,377,225	$2,891,426	$(118,024)	$(366,517)
Net realized gain on investments and foreign currency transactions	11,808,856	1,227,574	6,676,055	15,019,673
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(18,088,027)	41,910,752	5,302,107	44,314,303
Net increase (decrease) in net assets resulting from operations	(3,901,946)	46,029,752	11,860,138	58,967,459
Distributions to shareholders:
From net investment income	—	(3,779,071)	—	—
From net realized capital gains	—	—	(9,587,354)	(5,204,806)
Total distributions to shareholders	—	(3,779,071)	(9,587,354)	(5,204,806)
Fund share transactions (Note 4):
Proceeds from shares sold	8,383,719	33,434,491	11,749,340	18,610,328
Net asset value of shares issued on reinvestment of distributions	—	3,779,071	9,587,354	5,204,806
Cost of shares repurchased	(36,830,787)	(29,206,624)	(18,760,874)	(41,964,468)
Net increase (decrease) in net assets resulting from Fund share transactions	(28,447,068)	8,006,938	2,575,820	(18,149,334)
Total change in net assets	(32,349,014)	50,257,619	4,848,604	35,613,319
Net assets:
Beginning of period	244,166,947	193,909,328	193,379,145	157,765,826
End of period*	$211,817,933	$244,166,947	$198,227,749	$193,379,145
* Including undistributed (distributions in excess of) net investment income of:	$770,081	$(1,607,144)	$(118,024)	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(152,549)	$(75,399)	$703,992	$1,467,065
Net realized gain on investments and foreign currency transactions	13,516,594	25,047,604	4,691,114	6,838,730
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(10,361,308)	10,656,325	(6,942,709)	4,918,058
Net increase (decrease) in net assets resulting from operations	3,002,737	35,628,530	(1,547,603)	13,223,853
Distributions to shareholders:
From net investment income	—	—	(44,133)	(1,391,726)
From net realized capital gains	(6,464,237)	(22,028,826)	(604,892)	(4,643,266)
Total distributions to shareholders	(6,464,237)	(22,028,826)	(649,025)	(6,034,992)
Fund share transactions (Note 4):
Proceeds from shares sold	8,694,457	18,652,559	4,814,136	9,867,851
Net asset value of shares issued on reinvestment of distributions	6,464,237	22,028,825	649,026	6,034,992
Cost of shares repurchased	(22,306,282)	(42,213,419)	(7,810,529)	(14,779,680)
Net increase (decrease) in net assets resulting from Fund share transactions	(7,147,588)	(1,532,035)	(2,347,367)	1,123,163
Total change in net assets	(10,609,088)	12,067,669	(4,543,995)	8,312,024
Net assets:
Beginning of period	209,284,220	197,216,551	99,501,109	91,189,085
End of period*	$198,675,132	$209,284,220	$94,957,114	$99,501,109
* Including undistributed (distributions in excess of) net investment income of:	$(152,549)	$—	$703,923	$44,064

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of period	$13.58		$11.12	$11.26	$11.93	$13.15	$11.57
Income from investment operations:
Net investment income‡	0.14		0.17	0.17	0.19	0.24	0.20
Net realized and unrealized gain (loss) on investments	(0.38)		2.50	(0.18)	(0.66)	(1.16)	1.68
Total from investment operations	(0.24)		2.67	(0.01)	(0.47)	(0.92)	1.88
Less distributions to shareholders:
From net investment income	—		(0.21)	(0.13)	(0.20)	(0.30)	(0.30)
Total distributions	—		(0.21)	(0.13)	(0.20)	(0.30)	(0.30)
Net asset value, end of period	$13.34		$13.58	$11.12	$11.26	$11.93	$13.15
Total Return+	(1.77	)%*	24.05%	(0.05)%	(3.94)%	(7.06)%	16.32%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$211,818		$244,167	$193,909	$228,015	$217,525	$301,740
Net expenses to average daily net assets	0.93	%**	0.90%	0.94%	0.95%	0.93%	0.94%
Net investment income to average daily net assets	2.05	%**	1.33%	1.51%	1.51%	1.83%	1.65%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		N/A	0.97%	0.96%	N/A	N/A
Net investment income	N/A		N/A	1.48%	1.50%	N/A	N/A
Portfolio turnover rate	16%		10%	20%	27%	15%	14%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of period	$27.01		$19.97	$21.66	$23.95	$24.74	$19.20
Income from investment operations:
Net investment income (loss)‡	(0.02)		(0.05)	(0.05)	(0.05)	0.02	0.05
Net realized and unrealized gain (loss) on investments	1.77		7.83	(0.45)	1.96	2.45	6.86
Total from investment operations	1.75		7.78	(0.50)	1.91	2.47	6.91
Less distributions to shareholders:
From net investment income	—		—	—	(0.01)	(0.01)	(0.12)
From net realized capital gains	(1.39)		(0.74)	(1.19)	(4.19)	(3.25)	(1.25)
Total distributions	(1.39)		(0.74)	(1.19)	(4.20)	(3.26)	(1.37)
Net asset value, end of period	$27.37		$27.01	$19.97	$21.66	$23.95	$24.74
Total Return+	6.24	%*	38.97%	(2.32)%	7.70%	10.21%	36.15%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$198,228		$193,379	$157,766	$180,624	$177,904	$183,264
Net expenses to average daily net assets	0.75	%**	0.73%	0.78%	0.76%	0.75%	0.77%
Net investment income (loss) to average daily net assets	(0.12	)%**	(0.20)%	(0.26)%	(0.20)%	0.07%	0.25%
Portfolio turnover rate	17%		49%	36%	69%	46%	74%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of period	$31.24		$29.28	$25.15	$30.22	$29.71	$23.38
Income from investment operations:
Net investment loss‡	(0.02)		(0.01)	(0.09)	(0.10)	(0.11)	(0.06)
Net realized and unrealized gain (loss) on investments	0.54		5.55	5.38	(1.77)	3.81	9.13
Total from investment operations	0.52		5.54	5.29	(1.87)	3.70	9.07
Less distributions to shareholders:
From net realized capital gains	(1.03)		(3.58)	(1.16)	(3.20)	(3.19)	(2.74)
Total distributions	(1.03)		(3.58)	(1.16)	(3.20)	(3.19)	(2.74)
Net asset value, end of period	$30.73		$31.24	$29.28	$25.15	$30.22	$29.71
Total Return+	1.54	%*	19.02%	21.06%	(6.58)%	12.42%	39.20%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$198,675		$209,284	$197,217	$182,298	$180,980	$187,107
Net expenses to average daily net assets	1.07	%**	1.05%	1.08%	1.07%	1.07%	1.07%
Net investment loss to average daily net assets	(0.15	)%**	(0.04)%	(0.35)%	(0.34)%	(0.34)%	(0.23)%
Portfolio turnover rate	11%		20%	19%	23%	17%	18%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Value Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value, beginning of period	$13.93	$12.89	$11.96	$13.36	$13.77	$11.44
Income from investment operations:
Net investment income‡	0.10	0.21	0.22	0.18	0.15	0.20
Net realized and unrealized gain (loss) on investments	(0.30)	1.73	0.94	(0.24)	1.20	3.68
Total from investment operations	(0.20)	1.94	1.16	(0.06)	1.35	3.88
Less distributions to shareholders:
From net investment income	(0.01)	(0.21)	(0.23)	(0.17)	(0.17)	(0.37)
From return of capital	—	—	—	(0.01)	—	—
From net realized capital gains	(0.09)	(0.69)	—	(1.16)	(1.59)	(1.18)
Total distributions	(0.10)	(0.90)	(0.23)	(1.34)	(1.76)	(1.55)
Net asset value, end of period	$13.63	$13.93	$12.89	$11.96	$13.36	$13.77
Total Return+	(1.49)%*	14.99%	9.73%#	(0.66)%	9.68%	34.22%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$94,957	$99,501	$91,189	$95,170	$83,035	$93,033
Net expenses to average daily net assets	0.64%**	0.64%	0.68%	0.69%	0.68%	0.61%
Net investment income to average daily net assets	1.46%**	1.57%	1.85%	1.32%	1.05%	1.52%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.66%	0.64%	0.68%	N/A	N/A	0.78%
Net investment income	1.44%	1.56%	1.85%	N/A	N/A	1.35%
Portfolio turnover rate	35%	75%	54%	66%	80%	154%?

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

#  Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder processing.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2018, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is a separate mutual fund.

The Corporation offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered primarily by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies.

M International Equity Fund

M International Equity Fund will normally invest at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States. These countries may include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice. Securities will generally be purchased in the form of common stock, preferred stock, securities that are convertible into common stock, American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), International Depositary Receipts (IDRs) or Global Depositary Receipts (GDRs). The Fund focuses on stocks with capitalizations of $1 billion or more. The Fund also may invest in emerging market securities. The Fund's sub-adviser, Northern Cross, LLC's ("Northern Cross") investment philosophy is to buy undervalued quality companies with improving margins and aim to hold them for five to seven years.

M Large Cap Growth Fund

M Large Cap Growth Fund will normally invest at least 80% of its total assets in large-cap equity securities, including common stocks, preferred stocks and American Depositary Receipts. The Fund may invest up to 20% of its assets in equity securities of foreign issuers. DSM Capital Partners LLC ("DSM"), the Fund's sub-adviser defines "large-cap" as capitalizations of $10 billion or more. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice. DSM uses a "bottom-up," idea-driven approach and focuses on a long-term (e.g., three-year minimum) investment horizon. DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than average S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamental all as determined by DSM.

M Capital Appreciation Fund

M Capital Appreciation Fund invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500 Index. The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier") seeks to invest in companies with unrecognized earnings potential. Earnings per share, growth and price appreciation are important

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

factors. Wall Street analysts do not usually widely follow small to mid-sized companies like those in which the Fund invests and institutional investors usually do not own a large percentage of them. The cornerstone of Frontier's investment process is internally generated fundamental research. Stocks are sold if earnings growth potential is realized, when the fundamental reasons for purchase are no longer valid, or when a more attractive situation is identified.

M Large Cap Value Fund

M Large Cap Value Fund will normally invest at least 80% of its total assets in the large-capitalization segment of the U.S. stock market, including equity securities of U.S. issuers. AJO, LP ("AJO"), the Fund's sub-adviser, defines "large-capitalization" as capitalizations of $5 billion or more. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice. AJO uses a systematic, disciplined, quantitative investment process. AJO is value-oriented, but believes superior results are best achieved by combining value, management, momentum and sentiment. AJO focuses on well-managed companies with quality cash profits, relatively low market valuations, positive price and earnings momentum and favorable investor sentiment. It optimizes portfolios to diversify multi-faceted risk. The Fund is fully invested, sector-neutral and well diversified in terms of industry, fundamental characteristics and various statistical measures of risk. AJO seeks to minimize implementation shortfall, defined as the difference between valuation price and execution price, including commissions, spreads, market impact and opportunity cost.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of June 30, 2018, all of the Funds had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The following table presents the change in balances of investments in securities for which significant unobservable inputs (Level 3) were used in determining value for the M International Equity Fund between December 31, 2017 and June 30, 2018:

Investments in Securities	Balance as of December 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 06/30/18 for the period ended 06/30/18
Common Stocks	$25,424	$(472)	$—	$—	$(24,952)	$—	$—	$—	$—
Total	$25,424	$(472)	$—	$—	$(24,952)	$—	$—	$—	$—

The Funds did not have significant transfers in and out of Level 1, Level 2 or Level 3 of the fair value hierarchy during the period ended June 30, 2018.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Corporation can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Corporation based on average net assets of each Fund.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds' securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and cash collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund's securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2018.

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Amounts of Recognized Assets	Statement Assets and Liabilities	Statement Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
M International Equity Fund	$5,762,374	$—	$5,762,374	$—	$5,762,374	$—
M Large Cap Growth Fund	$2,341,325	$—	$2,341,325	$—	$2,341,325	$—
M Capital Appreciation Fund	$9,909,084	$—	$9,909,084	$—	$9,909,084	$—

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The following table presents the remaining contractual maturity of the Securities Lending Agency Agreement as of June 30, 2018.

Fund	Security Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
M International Equity Fund	Common Stocks	$5,762,374	$—	$—	$—	$5,762,374
M Large Cap Growth Fund	Common Stocks	$2,341,325	$—	$—	$—	$2,341,325
M Capital Appreciation Fund	Common Stocks	$9,909,084	$—	$—	$—	$9,909,084

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds evaluate the Funds' tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds did not have any unrecognized tax benefits as of June 30, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2018, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2015 through December 2017. No examination of any of the Funds' tax filings is currently in progress.

2.  Advisory Fee and Other Transactions with Affiliates

The Corporation has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.70% on the first $1 billion
0.65% on the amounts above $1 billion
M Large Cap Growth Fund	0.65% of the first $50 million
0.60% of the next $50 million
0.55% on the amounts above $100 million

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

Fund	Total Advisory Fees
M Capital Appreciation Fund	0.90%
M Large Cap Value Fund*	0.45% of the first $250 million
0.35% of the next $250 million
0.30% of the next $250 million
0.275% on the amounts thereafter

*  On October 1, 2016, the Sub-Adviser for the Fund waived 5% of its sub-advisory fee. Consequently, the Adviser waived a portion of the fee payable by the Fund. For the six months ended June 30, 2018, the fee payable to the Adviser for the Fund was 0.435% on the first $250 million, 0.34% on the next $250 million, 0.2925% on the next $250 million and 0.2688% thereafter on the Fund's average daily net assets. For the six months ended June 30, 2018, the Adviser waived $7,243 otherwise payable by the M Large Cap Value Fund.

Prior to May 1, 2018 and for the period May 1, 2018 to April 30, 2019, the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. For the six months ended June 30, 2018, there were no such reimbursements.

The Adviser has engaged Northern Cross, LLC, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and AJO, LP to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.55% on the first $1 billion
0.50% on the amounts above $1 billion
M Large Cap Growth Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the amounts above $100 million
M Capital Appreciation Fund	0.75%
M Large Cap Value Fund*	0.30% on the first $250 million
0.20% on the next $250 million
0.15% on the next $250 million
0.125% on the amounts thereafter

*  On October 1, 2016, the Sub-Adviser waived 5% of its sub-advisory fee. For the six months ended June 30, 2018, the fee payable to the Sub-Adviser for the Fund was 0.285% on the first $250 million, 0.19% on the next $250 million, 0.1425% on the next $250 million and 0.1188% thereafter on the Fund's average daily net assets. For the six months ended June 30, 2018, the Sub-Adviser waived $7,243 otherwise payable by the Adviser.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are charged the Distributor for its services.

The Corporation pays no compensation to its officers, other than the Chief Compliance Officer ("CCO"). The Corporation pays each Director $1,500 per meeting attended. The Corporation pays each non-interested Director an annual retainer of $20,000. Each member of the Audit Committee receives $1,500 per meeting of the Audit Committee that he attends. The Chairman of the Board and Audit Committee Chair receive an additional $10,000 annually. CCO compensation is paid to M Financial Group pursuant to an employee leasing agreement between the Corporation and M Financial Group and is included under compliance expenses on the Funds' Statements of Operations.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2018, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$36,378,422	$56,838,243
M Large Cap Growth Fund	33,014,968	40,760,911
M Capital Appreciation Fund	22,052,272	33,329,746
M Large Cap Value Fund	33,518,049	36,095,781

4.  Paid-in Capital

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Shares sold	605,431	2,576,981	412,172	755,122
Shares repurchased	(2,707,864)	(2,318,859)	(663,284)	(1,689,858)
Distributions reinvested	—	278,912	335,339	192,384
Net increase (decrease)	(2,102,433)	537,034	84,227	(742,352)
Fund Shares:
Beginning of period	17,979,746	17,442,712	7,158,709	7,901,061
End of period	15,877,313	17,979,746	7,242,936	7,158,709

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Paid-in Capital (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Shares sold	277,139	585,377	345,590	738,308
Shares repurchased	(713,340)	(1,323,145)	(568,197)	(1,098,551)
Distributions reinvested	202,387	700,269	46,559	430,456
Net decrease	(233,814)	(37,499)	(176,048)	70,213
Fund Shares:
Beginning of period	6,698,771	6,736,270	7,143,907	7,073,694
End of period	6,464,957	6,698,771	6,967,859	7,143,907

5.  Financial Instruments

Foreign Investments and Foreign Currency

Each of the Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at the exchange rates captured as of twelve noon Eastern Time each business day other than market holidays or early closures. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions such procedures have been unable to keep pace with the volume of securities transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment and resource self-sufficiency.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund is at risk of adverse developments affecting the value of such currency.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2018, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona and Security Life of Denver (an indirect, wholly owned subsidiary of Voya Financial, Inc.) each owned 5% or more of the Funds' shares. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  Beneficial Interest (Continued)

As of June 30, 2018 the ownership of each Fund was as follows:

	Percentage of Ownership(1)
	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.	Pruco Life Insurance Co. of Arizona	Voya-Security Life of Denver
M International Equity Fund	46.2%	34.7%	6.6%	6.0%
M Large Cap Growth Fund	52.9%	30.9%	6.8%	1.7%
M Capital Appreciation Fund	45.7%	41.5%	1.8%	5.3%
M Large Cap Value Fund	51.0%	30.8%	5.8%	2.6%

(1)  The balance of the Funds' shares are owned by shareholders with less than 5% beneficial interest.

7.  Tax Information

At June 30, 2018, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$190,424,613	$34,142,028	$(7,633,793)	$26,508,235
M Large Cap Growth Fund	130,544,448	71,559,145	(1,639,317)	69,919,828
M Capital Appreciation Fund	139,296,674	81,305,244	(11,539,395)	69,765,849
M Large Cap Value Fund	85,201,635	11,722,651	(2,109,954)	9,612,697

8.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Corporation may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Corporation under these arrangements is unknown, as it involves future claims that may be made against the Corporation that have not yet occurred. However, based on experience, the Corporation believes that the current risk of loss is remote.

9.  Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of the Funds' financial statements and have determined there is no material impact to the Funds' financial statements.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board of Directors (the "Board") of M Fund, Inc. ("Corporation") meets on a quarterly basis to review the ongoing operations of the Corporation and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Corporation and M Financial Investment Advisers, Inc. (the "Adviser"), and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Large Cap Value Fund (each, a "Fund" and collectively, the "Funds"), and Northern Cross ("Northern Cross"), Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and AJO, LP ("AJO"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board and hold separate executive sessions to the extent that the independent directors believe that such sessions are necessary.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Adviser), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. Finally, the Board receives quarterly performance reports and Sub-Adviser evaluations from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of ethics violations) matters.

These quarterly on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Corporation's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers, when necessary.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities and resources.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 16, 2018, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser (including answers provided at other Board meetings).

The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including number and experience of personnel, administrative systems, and financial strength); (2) the nature, extent, and quality of

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory compliance history; (4) the investment performance of each Fund, the Adviser and each Sub-Adviser; (5) advisory fees, considering the services provided; the costs and expenses of the Adviser or each Sub-Adviser; fees throughout the industry; the level of profit realized by the Adviser or each Sub-Adviser under the Advisory Agreements; and any collateral or "fall-out" benefits to the Adviser, each Sub-Adviser, or a Fund; (6) the extent to which economies of scale would be realized as the Corporation and the Funds grow and whether shareholders benefit from these economies of scale; and (7) each Sub-Adviser's choice of brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 16, 2018 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") and relevant case law instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the adviser or sub-adviser is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Corporation and the Sub-Advisers are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisers' costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisers.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES AND THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year (and longer). The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. Regarding the Adviser, the Board noted that MFIA has been registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1995. As of December 31, 2017, the Adviser had approximately $746 million in assets under management, all of which were assets of the Corporation. MFIA delegates the day-to-day investment of the Funds to the Sub-Advisers. MFIA monitors the general business activity of the Sub-Advisers through a variety of quarterly and annual questionnaires and on-site compliance meetings and reports significant changes and developments to the Board at least quarterly. The Board noted that a complete description of the services provided by MFIA and the experience of its officers was contained in its Form ADV, which was included in the Board Materials. Ms. Hartwell noted that MFIA's organizational chart is also included in the Board Materials. She noted that there has been a change of President. The Board concluded that the Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds.

M International Equity Fund

The Board noted that Northern Cross was founded in 2003 and has managed an International Equity Strategy since its inception. Northern Cross has managed the M International Equity Fund since June 2010. Northern Cross had approximately $33.2 billion in assets under management as of December 31, 2017. The M International Equity Fund is managed by three of Northern Cross' founding principals, James LaTorre, Howard Appleby and Jean-Francois Ducrest, each of whom has over 25 years of investment experience. The Board noted that the Adviser has direct access to Northern Cross' principals. The Board concluded that Northern Cross' investment team has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Large Cap Growth Fund

The Board noted that DSM was founded in 2001 and has managed the M Large Cap Growth Fund since October 2009. As of December 31, 2017, DSM had approximately $7.8 billion of assets under management. The Fund is managed by one of DSM's founders and principals, Daniel Strickberger, with the support of a team of research analysts/portfolio managers. DSM's second founder and principal, Steve Memishian, serves as DSM's COO. DSM has a complete operations group comprised of traders, compliance and client service professionals, who also handle trade settlement, reconciliation and billing. The Board concluded that DSM has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Capital Appreciation Fund

The Board noted that Frontier has been registered as an investment adviser under the Advisers Act since 1981 and has managed the M Capital Appreciation Fund since its inception in January 1996. Frontier had $14 billion in assets under management as of December 31, 2017. Mike Cavaretta, one of Frontier's principals, has been primarily responsible for the management of the Fund since its inception. Frontier has significant investment operations and support staff, which include a dedicated back office, compliance and marketing professionals, analysts and portfolio

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

managers. The Board concluded that Frontier has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Large Cap Value Fund

The Board noted that AJO was founded in 1984 and has managed the M Large Cap Value Fund since May 2013. AJO had approximately $27.1 billion in assets under management as of December 31, 2017. A team of investment professionals, led by Ted Aronson, AJO's founder and managing principal, manages the Fund. AJO also has a dedicated CCO and compliance staff, as well as mid- and back- office professionals. The Board noted that the Adviser has direct access to Mr. Aronson and other principals and professionals at the firm. The Board concluded that AJO has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

2.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser, which is reviewed quarterly by the Adviser and any material violations are brought to the attention of the Corporation's Chief Compliance Officer and the Board. Neither the Adviser, nor any of the Sub-Advisers had any material violations of any of their respective policies and procedures or their Codes of Ethics during the year ended December 31, 2017. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of the Adviser's and Sub-Advisers' compliance programs.

3.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board noted that management monitors each Fund's performance monthly and the Board reviews performance quarterly. The Board concluded that the Adviser is appropriately managing each Sub-Advisory relationship.

The Board reviewed the investment performance of each Fund for the one-, three-, five- and 10-year periods ended December 31, 2017 and for the period from the inception of each Fund through December 31, 2017.

M International Equity Fund

The Board considered the investment performance of M International Equity Fund since June 2010, when Northern Cross started its management of the Fund. The Fund exceeded its benchmark, the MSCI AC World ex US Index, for the period from inception in 1996 to December 31, 2017. The Fund lagged its benchmark for the one-, three-, five- and 10-year periods ended December 31, 2017. The 10-year and since inception numbers included 14 years of management by the Fund's previous sub-advisers, both of which were replaced by the Board, in part, due to poor investment performance. The Board stated that in evaluating Northern Cross, it places no weight on the Fund's performance attributable to prior sub-advisers. The Board noted that Northern Cross presented to it at this Meeting and to the Adviser recently. The Board stated that it would continue to monitor Northern Cross' performance closely each quarter. The Board concluded that performance was adequate and that a change in sub-adviser is not advisable at this time.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Large Cap Growth Fund

The Board considered the investment performance of M Large Cap Growth Fund while it has been managed by DSM. The Fund exceeded its benchmark, the Russell 1000 Growth Index, for the period beginning with the inception of the Fund in 1996 and ended December 31, 2017. The Fund exceeded its benchmark for the one-year period ended December 31, 2017 and for the period beginning with the inception of the Fund in 1996 and ended December 31, 2017. The Fund slightly lagged its benchmark for the three- and five-year periods and lagged by 1.6% for the 10-year period ended December 31, 2017. Ms. Hartwell noted that the investment performance provided included 14 years of management by the Fund's previous sub-adviser, which was replaced largely due to poor investment performance. The Board stated that it places no weight on the Fund's performance prior to DSM assuming investment management responsibilities. The Board concluded that it was satisfied with DSM's investment performance.

M Capital Appreciation Fund

The Board considered the investment performance of M Capital Appreciation Fund. The Fund exceeded its benchmark, the Russell 2500 Index, for the one-, three-, five- and 10-year periods ended December 31, 2017 and for the period from the inception of the Fund through December 31, 2017. The Board noted that it was satisfied with Frontier's investment performance.

M Large Cap Value Fund

The Board considered the investment performance of the M Large Cap Value Fund, while it has been managed by AJO. The Fund exceeded its benchmark, the Russell 1000 Value Index, for the one-year period ended December 31, 2017 and lagged its benchmark for the three-, five- and 10-year periods ended December 31, 2017, and for the period since the inception of the Fund. AJO has managed the Fund for the past four and a half years, so the five- and 10-year performance and "since inception" performance includes 11 years of management by the Fund's previous sub-adviser. The previous sub-adviser was replaced, in part, due to poor investment performance. The Board considers the Fund's recent performance under AJO's management as relevant and does not consider longer-term performance attributable to the Fund's prior sub-adviser. The Adviser has increased its oversight of AJO's investment performance. The Board stated that it would also monitor AJO's performance more closely each quarter. The Board concluded that performance was adequate and that a change in sub-adviser is not advisable at this time.

4.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board noted that each Fund pays a management fee to the Adviser and the Adviser retains 0.15% of the management fee and pays the balance of the management fee to the applicable Sub-Adviser. The Board considered the profitability of the Adviser and noted that no "fall-out" or collateral benefits were reported except the differentiation in the marketplace allowed by the relationship because M Member Firms were able to offer the Funds to their clients while the majority of their competitors were not. The Board concluded that the management fees and the portion of the management fees retained by the Adviser were fair and reasonable.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The Board reviewed a comparison of each Fund's advisory fees to those of other funds with similar strategies. The Board noted that because of the availability of information for comparisons, advisory fees presented are for the year ended December 31, 2016.

M International Equity Fund

The Board noted that the Fund's management fee was 0.70% of its average daily net assets, of which 0.15% was retained by the Adviser and the remainder was paid to Northern Cross. Northern Cross' sub-advisory fee was less than 10 and the same as four of the 29 sub-advisers in its peer group and the sub-advisory fee it charges to the Fund is the same or lower than its other sub-advisory relationships in the same investment strategy at the same asset level. The Board stated that Northern Cross does not engage in soft dollar transactions on behalf of the Fund. The Board noted that Northern Cross' summary balance sheet was included in the materials. The Board noted that neither Northern Cross nor the Adviser were aware of any "fall-out" benefits resulting from the Sub-Advisory relationship. The Board concluded that Northern Cross' fees were fair and reasonable.

M Large Cap Growth Fund

The Board noted that based upon the Fund's assets, the management fee was 0.59% of its average daily net assets, of which 0.15% was retained by the Adviser and the remainder was paid to DSM. DSM's sub-advisory fee was less than 26 of the 42 other managers in the peer group and the sub-advisory fee it charges to the Fund is lower than its standard fee for separately-managed accounts in its large cap growth strategy. The Board reviewed DSM's financial statements. The Board noted that no "fall-out" benefits to DSM, the Adviser or the Corporation resulting from the Sub-Advisory relationship were reported; however, DSM does engage in soft-dollar transactions on behalf of the Fund and other accounts. The Board concluded that DSM's fees were fair and reasonable.

M Capital Appreciation Fund

The Board noted that the Fund's management fee was 0.90% of average daily net assets, of which 0.15% was retained by the Adviser and the remainder was paid to Frontier. Frontier's sub-advisory fee was higher than 27 of the 32 funds in its peer group, but still falls within a reasonable range of its peers. Frontier manages approximately 30 separate accounts in the capital appreciation strategy, and all but three pay the same fee that the Fund pays. The Board noted that no "fall-out" benefits to Frontier, the Adviser or the Corporation resulting from the Sub-Advisory relationship were reported, however, Frontier does engage in soft dollar transactions on behalf of the Fund and its other accounts. The Board concluded that Frontier's fees were fair and reasonable.

M Large Cap Value Fund

The Board noted that the Fund's management fee was 0.45% of average daily net assets, of which 0.15% was retained by the Adviser and the remainder was paid to AJO. AJO's sub-advisory fee is less than 33 of the 37 other managers in its peer group. The Board noted that AJO has a most-favored-nation policy and has no fixed-fee clients pay more than the lowest fixed fee charged for a similar strategy of similar asset size. The Board noted that no "fall-out" benefits to AJO, the Adviser or the Corporation resulting from the Sub-Advisory relationship were reported, and AJO does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that AJO's fees were fair and reasonable.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDERS BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that the sub-advisory fees payable for the M Large Cap Growth Fund and M Large Cap Value Fund to DSM and AJO, respectively, decrease at breakpoints while the sub-advisory fees payable for the M Capital Appreciation Fund and M International Equity Fund to Frontier and Northern Cross, respectively, do not decrease at breakpoints. The Board noted that as assets in each of the Funds increase, fixed operating costs are spread over a larger asset base resulting in a lower per share allocation of such costs. The Board concluded that these economies of scale benefit shareholders.

6.  THE OPERATING EXPENSES OF THE FUNDS

The Board considered the operating expenses of each Fund. The Board noted that in addition to the advisory fee, each Fund is also responsible for payment of a portion of the Corporation's operating expenses. The Board considered comparative total fund expenses of each Fund compared to its respective peer group.

The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) incurred by the Fund to the extent that such expenses exceed 0.25% of the Fund's average daily net assets. The Board noted that no reimbursements were made in 2017 and, based on reasonable projected year-end assets of $770 million, no reimbursement is expected in 2018. The Board concluded that the Corporation's operating expenses were fair and reasonable.

The Board reviewed a comparison of each Fund's operating expenses to those of other funds with similar strategies. The Board noted that because of the availability of information for comparisons, operating fees presented are for the year ended December 31, 2016.

M International Equity Fund

The Board noted that the M International Equity Fund's operating expenses totaled 0.23% of the Fund's average daily net assets. Total Fund operating expenses were 0.93% of average daily net assets, which was lower than nine of the other 29 funds in Northern Cross' peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

M Large Cap Growth Fund

The Board noted that M Large Cap Growth Fund's portion of the Corporation's operating fees totaled 0.16% of the Fund's average daily net assets. Total Fund expenses were 0.75% of daily net assets, which was lower than 29 and the same as one of the 42 other funds in the peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Capital Appreciation Fund

The Board noted that the M Capital Appreciation Fund's portion of the Corporation's operating expenses totaled 0.17% of the Fund's average daily net assets. Total Fund expenses were 1.07% of average daily net assets, which was higher than 19 of the 32 funds in the peer group, but still falls within a reasonable range of its peers. The Board concluded that the operating expenses were fair and reasonable.

M Large Cap Value Fund

The Board noted that the M Large Cap Value Fund's portion of the Corporation's operating expenses totaled 0.23% of the Fund's average daily net assets. Total Fund operating expenses were 0.68% of average daily net assets, which was lower than 28 of the other 37 managers in the peer group. The Board concluded that the operating expenses of the Fund were fair and reasonable.

7.  THE SUB-ADVISERS' PROCESS FOR SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Funds is handled at the Sub-Adviser level. The Board noted that the Corporation's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair trading and best execution at least annually. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information.

The Board considered each Sub-Adviser's process for choosing brokers for each Fund.

M International Equity Fund

The Board noted that Northern Cross selects brokers based on a number of stated criteria. Northern Cross maintains a list of brokers that have been approved according to the criteria and upon evaluation by its four principals. Northern Cross' principals must approve all additions to the approved broker list and review the list at least annually. Northern Cross does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with Northern Cross' policies and procedures for broker selection and execution.

M Large Cap Growth Fund

The Board noted that DSM's CCO works closely with its head trader and an outside compliance firm to review broker rotation and to ensure that all DSM clients receive similar execution over time. Brokers are evaluated by the head trader based on stated criteria, such as execution, price, responsiveness, reporting, etc. DSM's analysts also rate each approved broker on the quality of industry conferences provided by the broker, as well as their company research. These evaluations result in an average overall score for each broker. The CCO and head trader meet to discuss the evaluations and to prepare a soft-dollar budget for the year based on evaluation results. DSM presents soft dollar information to the Board each quarter. The Board concluded that it was satisfied with DSM's policies and procedures for broker selection and best execution.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Capital Appreciation Fund

The Board noted that the following three considerations are paramount to every decision Frontier makes regarding the selection of brokers and dealers to execute transactions for clients: (i) best execution; (ii) adherence to fiduciary duty; and (iii) compliance with the law. All decisions as to which broker or dealer will be selected to execute a particular transaction for a client account are made by a member of the trading desk. Frontier presents soft dollar information to the Board each quarter. The Board concluded that it was satisfied with Frontier's policies and procedures for broker selection and best execution.

M Large Cap Value Fund

The Board noted that AJO selects brokers based on a number of stated criteria. AJOs Trade Management Oversight Committee periodically conducts a large-scale trading review to adjust the broker roster by terminating poor performers and introducing new brokers. New brokers are selected based on responses to a comprehensive questionnaire and are chosen largely for their thoughtful approach to trading and ability to incorporate transaction-cost analysis in their process. The Board noted that AJO does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with AJO's policies and procedures for broker selection and execution.

CONCLUSIONS

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that the terms of the Advisory Agreement and each Sub-Advisory Agreement were fair and reasonable and in the best interests of the Corporation, the Funds and each Fund's shareholders and similar to those that could have been obtained through arm's length negotiations. The Board then approved the continuation of the Advisory Agreement and each Sub-Advisory Agreement.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Corporation's Form N-Q will be available on the Corporation's website at www.mfin.com and on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Corporation's proxy voting policies and procedures and the Corporation's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Corporation toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2018 to June 30, 2018)
M International Equity Fund
Actual	$1,000.00	$982.30	0.93%	$4.57
Hypothetical (5% return before expenses)	1,000.00	1,020.20	0.93%	4.66
M Large Cap Growth Fund
Actual	1,000.00	1,062.40	0.75%	3.84
Hypothetical (5% return before expenses)	1,000.00	1,021.10	0.75%	3.76
M Capital Appreciation Fund
Actual	1,000.00	1,015.40	1.07%	5.35
Hypothetical (5% return before expenses)	1,000.00	1,019.50	1.07%	5.36
M Large Cap Value Fund
Actual	1,000.00	985.10	0.64%	3.15
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.64%	3.21

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)         A schedule of investments is contained in the Registrant’s semi-annual report, which is attached to this report in response to Item 1.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 12(a)(2).

(a)(3)  Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 12(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy
President/Principal Executive Officer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy
President/Principal Executive Officer

Date:	August 23, 2018

By:	/s/ David Lees
David Lees
Treasurer/Principal Financial and Accounting Officer

Date:	August 23, 2018